OPERATING LEASE COMMITMENTS (Details) $ in Thousands	Dec. 31, 2021 USD ($)
OPERATING LEASE COMMITMENTS (Tables)
2022	$ 802
2023	911
2024	826
2025	576
2026	124
Thereafter	16
Total	3,447
Less: imputed interest	(377)
Total operating lease liability	$ 2,878